Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			3 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 17, 2020 $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€)
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	24,759	32,140	24,406	24,406
Liabilities from share-based payment transactions (in shares)		7,734
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			237,800	237,800
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $			$ 100,000
Expense from share-based payment transactions with employees | €				€ 0.2	€ 0.1
Shares issued, price per share (in dollars per share) | $ / shares	$ 28.27	$ 21.78